UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22139

Oppenheimer Rochester Short Term Municipal Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: May 31

Date of reporting period: 8/29/2014

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS       August 29, 2014*       Unaudited

Principal Amount		Coupon		Maturity	Effective Maturity**		Value
Municipal Bonds and Notes—97.8%
Alabama—3.2%
$240,000	AL Public Hsg. Authority, Series B1	4.450%		01/01/2024	09/29/2014	A	$242,198
975,000	Jefferson County, AL GO1	5.250		04/01/2017	09/29/2014	A	976,160
5,045,000	Jefferson County, AL GO1	5.000		04/01/2023	09/29/2014	A	5,045,505
1,200,000	Jefferson County, AL Limited Obligation School Warrant[1]	5.250		01/01/2019	09/29/2014	A	1,202,268
355,000	Jefferson County, AL Limited Obligation School Warrant[1]	5.500		01/01/2022	09/29/2014	A	355,419
1,720,000	Jefferson County, AL Limited Obligation School Warrant[1]	5.250		01/01/2018	09/29/2014	A	1,723,698
955,000	Jefferson County, AL Limited Obligation School Warrant[1]	5.500		01/01/2021	09/29/2014	A	956,203
265,000	Jefferson County, AL Limited Obligation School Warrant[1]	5.500		02/15/2016	09/29/2014	A	266,166
2,815,000	Jefferson County, AL Limited Obligation School Warrant[1]	5.250		01/01/2019	09/29/2014	A	2,840,645
170,000	Jefferson County, AL School Warrants[1]	5.500		02/15/2020	09/29/2014	A	170,513

							13,778,775
Alaska—0.7%
2,900,000	AK Energy Authority[1]	6.600		07/01/2015	07/01/2015		3,041,056
Arizona—3.1%
3,000,000	AZ Sports & Tourism Authority (Professional Baseball Training Facilities)[1]	5.000		07/01/2016	07/01/2016		3,163,020
660,000	AZ University Medical Center[1]	5.250		07/01/2015	09/29/2014	A	662,746
775,000	Mohave County, AZ IDA (Mohave Prison)[1]	7.250		05/01/2015	05/01/2015		796,530
160,000	Mohave County, AZ IDA (Mohave Prison)[1]	7.500		05/01/2019	12/02/2017	B	182,502
415,000	Phoenix, AZ Water System	4.500		07/01/2022	09/29/2014	A	416,461
8,125,000	Pima County, AZ IDA PUTTERS[1]	0.350	[2]	03/01/2030	09/05/2014	A	8,125,000
10,000	Tempe, AZ Improvement District No. 175 (Rio Salado)	4.700		01/01/2015	09/29/2014	A	10,037

							13,356,296
Arkansas—0.0%
25,000	AR Devel. Finance Authority (Arkansas Enterprises for the Developmentally Disabled)	5.250		11/01/2019	09/29/2014	A	25,103
10,000	AR Devel. Financing Authority Tobacco Settlement (Biosciences Institute College)[1]	5.500		12/01/2016	09/29/2014	A	10,034

							35,137
California—20.7%
30,000	Alameda, CA Community Improvement Commission (Business & Waterfront)[1]	4.400		02/01/2019	09/29/2014	A	30,067
14,145,000	Alhambra, CA COP (Police Facilities)[1,3]	6.750		09/01/2023	09/18/2019	B	16,672,994
100,000	Anaheim, CA Public Financing Authority[1]	6.000		09/01/2016	03/12/2016	B	107,622

1    OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS     Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
California (Continued)
$70,000	Antelope Valley, CA Healthcare District	5.200%	01/01/2017	09/29/2014	A	$70,540
50,000	Avalon, CA Community Improvement Agency[1]	4.500	09/01/2022	09/29/2014	A	50,086
20,000	Barstow, CA Redevel. Agency[1]	4.700	09/01/2022	09/29/2014	A	20,060
475,000	Beaumont, CA Financing Authority, Series B	5.000	09/01/2023	09/01/2023		526,784
450,000	Beaumont, CA Financing Authority, Series B	5.000	09/01/2022	09/01/2022		499,977
100,000	Benicia, CA Water[1]	4.150	11/01/2015	11/01/2014	A	100,687
50,000	Berkeley, CA Community Facilities District Special Tax (Disaster Fire Protection)[1]	4.500	09/01/2017	03/01/2015	A	50,821
50,000	Bonny Doon, CA Union Elementary School District	4.625	06/01/2016	09/29/2014	A	50,157
75,000	CA County Tobacco Securitization Agency[1]	4.250	06/01/2021	08/14/2018	B	72,199
115,000	CA County Tobacco Securitization Agency (TASC)[1]	5.750	06/01/2029	11/29/2014	A	114,990
130,000	CA County Tobacco Securitization Agency (TASC)[1]	6.000	06/01/2029	06/07/2017	B	127,016
95,000	CA Dept. of Transportation COP	5.250	03/01/2016	09/29/2014	A	95,408
50,000	CA Educational Facilities Authority (University of Redlands)[1]	4.125	10/01/2022	10/01/2014	A	50,064
10,000	CA GO1	5.250	06/01/2015	12/01/2014	A	10,132
15,000	CA GO1	5.750	11/01/2017	11/01/2014	A	15,146
25,000	CA GO	5.500	06/01/2015	09/29/2014	A	25,113
20,000	CA GO1	5.250	10/01/2016	10/01/2014	A	20,092
5,000	CA GO	4.750	02/01/2018	09/29/2014	A	5,019
10,000	CA GO	4.750	02/01/2016	09/29/2014	A	10,038
15,000	CA GO	4.100	12/01/2014	09/29/2014	A	15,003
2,200,000	CA Health Facilities Financing Authority (Marshall Medical Center)[1]	5.000	11/01/2024	11/01/2014	A	2,216,698
50,000	CA Health Facilities Financing Authority (Prototypes A Center for Innovation in Health, Mental Health & Social Services)	5.050	06/01/2015	09/29/2014	A	50,192
150,000	CA HFA (Home Mtg.)[1]	3.850	08/01/2015	08/01/2015		152,449
200,000	CA Industry Public Facilities Authority	4.000	05/01/2016	09/29/2014	A	201,050
50,000	CA Public Works	4.750	10/01/2014	10/01/2014		50,196
12,260,000	CA Public Works[1,3]	6.500	09/01/2017	04/01/2016	B	13,142,107
15,000	CA Public Works (California Community Colleges)	4.750	12/01/2015	09/29/2014	A	15,057
25,000	CA Public Works (California Community Colleges)	4.750	12/01/2015	09/29/2014	A	25,094
150,000	CA Public Works (California Community Colleges)	4.875	12/01/2017	09/29/2014	A	150,529
20,000	CA Public Works (California Community Colleges)	4.875	12/01/2018	09/29/2014	A	20,071
100,000	CA Public Works (California Community Colleges)	5.250	09/01/2019	09/29/2014	A	100,397

2    OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS     Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
California (Continued)
$25,000	CA Public Works (California Community Colleges)	4.750%	10/01/2014	10/01/2014		$25,098
75,000	CA Public Works (California Community Colleges)	5.250	12/01/2016	09/29/2014	A	75,311
250,000	CA Public Works (California State University)	5.000	09/01/2015	09/29/2014	A	250,995
150,000	CA Public Works (California State University)	5.250	10/01/2015	09/29/2014	A	150,628
50,000	CA Public Works (California State University)	5.500	09/01/2015	09/29/2014	A	50,220
5,000	CA Public Works (Dept. of Corrections)[1]	5.500	06/01/2015	06/01/2015		5,146
25,000	CA Public Works (Dept. of Corrections)	5.500	10/01/2019	09/29/2014	A	25,104
25,000	CA Public Works (Dept. of Forestry)	4.875	10/01/2018	09/29/2014	A	25,094
10,000	CA Public Works (Dept. of General Services Mission Valley)	4.500	03/01/2016	09/29/2014	A	10,035
60,000	CA Public Works (Dept. of General Services)	4.600	03/01/2017	09/29/2014	A	60,212
10,000	CA Public Works (Dept. of General Services)	4.900	03/01/2022	09/29/2014	A	10,036
50,000	CA Public Works (Dept. of General Services)	4.000	12/01/2014	09/29/2014	A	50,164
35,000	CA Public Works (Dept. of Youth Authority)	4.700	12/01/2016	09/29/2014	A	35,128
100,000	CA Public Works (Dept. of Youth Authority)	5.500	10/01/2017	09/29/2014	A	100,435
100,000	CA Public Works (Mission Valley)	4.400	03/01/2015	09/29/2014	A	100,334
75,000	CA Public Works (State Universities)	5.500	12/01/2018	09/29/2014	A	75,327
15,000	CA Public Works (Various Community Colleges)[3]	5.625	03/01/2016	09/29/2014	A	15,067
50,000	CA Public Works (Various Community Colleges)	4.875	12/01/2018	09/29/2014	A	50,176
550,000	CA Public Works (Various Community Colleges)	5.625	03/01/2019	09/29/2014	A	552,354
15,000	CA Statewide CDA Water & Wastewater[1]	4.500	10/01/2023	09/29/2014	A	15,026
35,000	CA Statewide CDA Water & Wastewater	4.600	10/01/2015	09/29/2014	A	35,113
25,000	CA Statewide CDA Water & Wastewater	4.900	10/01/2018	09/29/2014	A	25,097
300,000	CA Water Resource Devel. GO, Series F	3.500	07/01/2015	09/29/2014	A	300,852
5,000	CA Water Resource Devel. GO, Series L	4.500	08/01/2018	09/29/2014	A	5,018
35,000	CA Water Resource Devel. GO, Series L1	4.800	08/01/2015	09/29/2014	A	35,137
20,000	CA Water Resource Devel. GO, Series L	4.500	08/01/2016	09/29/2014	A	20,071
25,000	CA Water Resource Devel. GO, Series M	4.000	10/01/2018	09/29/2014	A	25,076
30,000	CA Water Resource Devel. GO, Series N	5.500	06/01/2016	09/29/2014	A	30,136
35,000	CA Water Resource Devel. GO, Series P	5.800	06/01/2015	09/29/2014	A	35,167
40,000	CA Water Resource Devel. GO, Series Q	4.750	03/01/2018	09/29/2014	A	40,152
35,000	CA Water Resource Devel. GO, Series Q	4.750	03/01/2021	09/29/2014	A	35,132

3    OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS     Unaudited / Continued

Principal Amount		Coupon		Maturity	Effective Maturity**		Value
California (Continued)
$15,000	CA Y/S School Facilities Financing Authority (Chula Vista Elementary School)	4.900%		09/01/2018	09/29/2014	A	$15,203
35,000	CA Y/S School Facilities Financing Authority (Chula Vista Elementary School)	4.750		09/01/2015	09/29/2014	A	35,207
405,000	Cerritos, CA Public Financing Authority[1]	5.000		11/01/2018	11/01/2017	A	457,974
175,000	Chico, CA Public Financing Authority	4.700		04/01/2015	09/29/2014	A	175,609
55,000	Chico, CA Public Financing Authority	4.875		04/01/2017	09/29/2014	A	55,178
250,000	Compton, CA Unified School District	3.000	[4]	06/01/2016	06/01/2016		244,987
10,000	Coronado, CA Community Devel. Agency Tax Allocation[1]	4.250		09/01/2017	09/29/2014	A	10,027
50,000	Culver City, CA Redevel. Agency Tax Allocation	4.750		11/01/2014	09/29/2014	A	50,156
5,000	Del Mar, CA COP Sewer System[1,3]	5.000		09/01/2015	12/03/2014	A	5,110
130,000	Dry Creek, CA Joint School District Community Facilities District No. 1[1]	5.200		09/01/2014	09/01/2014		130,036
200,000	Duarte, CA Redevel. Agency Tax Allocation[1]	4.000		10/01/2016	09/29/2014	A	211,048
50,000	El Paso De Robles, CA Redevel. Agency (Paso Robles Redevel.)	4.900		07/01/2015	09/29/2014	A	50,127
3,930,000	Eureka, CA Union School District	3.358	[4]	08/01/2018	11/29/2016	B	3,652,070
125,000	Fontana, CA Redevel. Agency (Jurupa Hills)[1]	5.500		10/01/2017	10/01/2014	A	125,490
240,000	Fontana, CA Redevel. Agency (Southwest Industrial Park)[1]	4.750		09/01/2026	09/29/2014	A	240,262
300,000	Fresno, CA GO	4.600		08/15/2016	09/29/2014	A	300,582
90,000	Fresno, CA Joint Powers Financing Authority[1]	4.750		04/01/2023	04/01/2018	A	92,804
365,000	Fresno, CA Joint Powers Financing Authority (Street Light Acquisition)	4.500		10/01/2015	09/29/2014	A	366,142
90,000	Glendora, CA Public Finance Authority (Glendora Community Redevel. Agency)[3]	4.100		09/01/2015	09/15/2014	A	90,182
610,000	Imperial, CA PFA (Wastewater Facility)	5.000		10/15/2020	10/15/2020		705,721
580,000	Imperial, CA PFA (Wastewater Facility)	5.000		10/15/2019	10/15/2019		669,448
885,000	Imperial, CA PFA (Water Facility)	5.000		10/15/2020	10/15/2020		1,023,874
845,000	Imperial, CA PFA (Water Facility)	5.000		10/15/2019	10/15/2019		975,316
75,000	Industry, CA GO1	4.250		01/01/2020	09/29/2014	A	75,722
50,000	Industry, CA Urban Devel. Agency[1]	4.750		05/01/2024	09/29/2014	A	50,660
180,000	Lancaster, CA Redevel. Agency Tax Allocation (Sheriffs Facility)[1]	5.250		12/01/2016	12/01/2014	A	182,056
105,000	Lincoln, CA Public Financing Authority	4.250		08/01/2017	09/29/2014	A	105,259
1,500,000	Long Beach, CA Bond Finance Authority Natural Gas[1]	5.000		11/15/2015	11/15/2015		1,576,515
8,945,000	Los Angeles County, CA Community Devel. Properties[1]	0.340	[2]	09/01/2042	09/05/2014	A	8,945,000
800,000	Los Angeles, CA Regional Airports Improvement Corp. (American Airlines)	7.125		12/01/2024	09/29/2014	A	815,688
25,000	Los Angeles, CA State Building Authority	5.500		10/01/2016	09/29/2014	A	25,102

4    OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS     Unaudited / Continued

Principal Amount		Coupon		Maturity	Effective Maturity**		Value
California (Continued)
$60,000	Madera County, CA COP (Valley Children’s Hospital)	4.750%		03/15/2018	09/29/2014	A	$60,193
25,000	Merced, CA Redevel. Agency Tax Allocation	4.750		12/01/2015	09/29/2014	A	25,066
70,000	Montebello, CA COP[1]	5.300		11/01/2018	09/29/2014	A	70,243
280,000	Moorpark, CA Redevel. Agency Tax Allocation[1]	4.875		10/01/2018	09/29/2014	A	280,501
25,000	Mountain View, CA COP (City Hall Community Theatre)	4.750		08/01/2015	09/29/2014	A	25,097
1,000,000	Northern, CA Inyo County Local Hospital District[1]	6.000		12/01/2021	05/26/2019	A	1,144,130
25,000	Oakland, CA Unified School District	5.250		08/01/2019	09/29/2014	A	25,104
215,000	Ontario, CA Improvement Bond Act 1915 Assessment District No. 108[1,3]	7.500		09/02/2020	02/09/2015	A	222,540
12,755,000	Orange County, CA COP (Civic Center Facilities)	3.338	[4]	12/01/2018	11/30/2016	B	10,751,445
50,000	Orange, CA Redevel. Agency Tax Allocation	4.600		09/01/2018	09/29/2014	A	50,176
50,000	Orinda, CA Union School District	4.700		10/15/2019	09/29/2014	A	50,175
50,000	Palmdale, CA Water District COP[1]	4.125		10/01/2018	10/01/2014	A	50,179
1,445,000	Pasadena, CA COP (Old Pasadena Parking Facility)[1]	6.250		01/01/2018	07/30/2016	B	1,577,593
50,000	Pinole, CA Redevel. Agency Tax Allocation (Vista Redevel.)[1]	4.500		08/01/2022	09/29/2014	A	50,087
50,000	Redding, CA Redevel. Agency Tax Allocation (Canby-Hilltop-Cyprus Redevel.)[1]	4.625		09/01/2017	09/29/2014	A	50,149
155,000	Rialto, CA Unified School District	3.875		09/01/2015	09/29/2014	A	155,339
695,000	Riverside County, CA Community Facilities District (Lake Hills Crest)	5.000		09/01/2020	09/01/2020		784,016
630,000	Riverside County, CA Community Facilities District (Lake Hills Crest)	5.000		09/01/2018	09/01/2018		702,053
665,000	Riverside County, CA Community Facilities District (Lake Hills Crest)	5.000		09/01/2019	09/01/2019		747,527
115,000	Riverside County, CA Improvement Bond Act 1915 (Rivercrest Assessment District No. 168)	5.000		09/02/2018	09/02/2018		127,222
120,000	Riverside County, CA Improvement Bond Act 1915 (Rivercrest Assessment District No. 168)	5.000		09/02/2019	09/02/2019		133,694
125,000	Riverside County, CA Improvement Bond Act 1915 (Rivercrest Assessment District No. 168)	5.000		09/02/2020	09/02/2020		140,275
420,000	Riverside County, CA Redevel. Agency (215 Corridor Redevel.)[1]	6.500		12/01/2021	10/01/2018	B	457,582
20,000	Rocklin, CA COP (Police Facilities)[1]	4.100		09/01/2017	09/29/2014	A	20,062
265,000	Roseville, CA Natural Gas Finance Authority[1]	5.000		02/15/2016	02/15/2016		280,807
2,750,000	Sacramento, CA City Financing Authority[1]	5.375		11/01/2014	11/01/2014		2,768,728

5    OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS     Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
California (Continued)
$15,000	Sacramento, CA City Financing Authority[1]	4.500%	12/01/2019	09/29/2014	A	$15,036
105,000	Saddleback Valley, CA Unified School District[3]	5.650	09/01/2017	09/20/2014	A	105,475
100,000	San Bernardino County, CA Flood Control District	4.000	08/01/2016	09/29/2014	A	100,286
50,000	San Bernardino County, CA Flood Control District	4.500	08/01/2019	09/29/2014	A	50,175
35,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2017	10/01/2017		39,219
150,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2017	10/01/2017		168,081
225,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2015	10/01/2015		236,140
25,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2018	10/01/2018		28,562
5,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2016	10/01/2016		5,445
150,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2015	10/01/2015		157,427
10,000	San Bernardino, CA Joint Powers Financing Authority (City Hall)[1]	5.600	01/01/2015	09/29/2014	A	10,013
530,000	San Diego, CA Community Facilities District No. 3 Special Tax	5.000	09/01/2021	09/01/2021		600,220
65,000	San Francisco, CA City & County Redevel. Financing Authority[1]	4.750	08/01/2018	09/29/2014	A	65,184
305,000	San Francisco, CA City & County Redevel. Financing Authority (Mission Bay North Redevel.)[1]	4.500	08/01/2015	08/01/2015		316,102
50,000	San Francisco, CA City & County, COP (30 Van Ness Avenue)	4.250	09/01/2014	09/01/2014		50,012
50,000	San Francisco, CA City & County, COP (30 Van Ness Avenue)	4.700	09/01/2019	09/29/2014	A	50,187
130,000	San Francisco, CA City & County, COP (30 Van Ness Avenue)	4.600	09/01/2018	09/29/2014	A	130,476
160,000	San Francisco, CA Community College District	5.375	06/15/2018	09/29/2014	A	160,702
45,000	San Rafael, CA Redevel. Agency Tax Allocation (Central San Rafael Redevel.)	4.500	12/01/2018	09/29/2014	A	45,160
45,000	San Ysidro, CA School District	4.500	09/01/2017	09/29/2014	A	45,114
50,000	Santa Ana, CA Community Redevel. Agency (South Main Street)	5.000	09/01/2015	09/29/2014	A	50,185
30,000	Santa Barbara, CA Redevel. Agency (Central City)	4.700	03/01/2015	09/29/2014	A	30,104
25,000	Santa Barbara, CA Redevel. Agency (Central City)	4.900	03/01/2017	09/29/2014	A	25,082
325,000	Santa Clara, CA Redevel. Agency Tax Allocation (Bayshore North)[1]	5.250	06/01/2019	12/01/2014	A	329,011
365,000	Santa Clarita, CA Community Facilities District (Valencia Town Center)	5.000	11/15/2021	11/15/2021		414,479

6    OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS     Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
California (Continued)
$605,000	Santa Clarita, CA Community Facilities District (Valencia Town Center)	5.000%	11/15/2020	11/15/2020		$688,514
300,000	Santa Clarita, CA Community Facilities District (Valencia Town Center)	5.000	11/15/2019	11/15/2019		341,613
100,000	Santa Fe Springs, CA Community Devel. Commission[1]	4.750	09/01/2022	09/29/2014	A	100,209
75,000	Santa Fe Springs, CA Community Devel. Commission[1]	4.500	09/01/2017	09/29/2014	A	75,237
50,000	Santa Fe Springs, CA Community Devel. Commission	4.375	09/01/2016	09/29/2014	A	50,163
70,000	Santa Fe Springs, CA Community Devel. Commission	4.300	09/01/2015	09/29/2014	A	70,236
130,000	Sante Fe Springs, CA Community Devel. Commission[1]	4.600	09/01/2018	09/29/2014	A	130,380
50,000	Sante Fe Springs, CA Community Devel. Commission[1]	4.600	09/01/2019	09/29/2014	A	50,134
255,000	Saugus, CA Union School District Community Facilities District No. 2002-1	5.000	09/01/2021	09/01/2021		294,020
15,000	Selma, CA Unified School District	4.700	06/01/2015	09/29/2014	A	15,057
50,000	Signal Hill, CA Redevel. Agency[1]	4.600	10/01/2022	09/29/2014	A	50,090
30,000	Signal Hill, CA Redevel. Agency	4.000	10/01/2014	10/01/2014		30,089
60,000	Signal Hill, CA Redevel. Agency[1]	4.300	10/01/2017	09/29/2014	A	60,161
510,000	Southern CA Tobacco Securitization Authority[1]	4.750	06/01/2025	04/25/2020	B	504,676
310,000	Stockton, CA COP (Wastewater System)[1]	4.000	09/01/2019	09/29/2014	A	310,667
275,000	Stockton, CA COP (Wastewater System)[3]	5.125	09/01/2016	09/20/2014	A	275,616
25,000	Stockton, CA Public Financing Authority (Parking)[1]	4.500	09/01/2016	09/01/2016		24,760
65,000	Temecula, CA Redevel. Agency	4.900	08/01/2016	09/29/2014	A	65,164
675,000	Val Verde, CA Unified School District[1]	5.000	01/01/2018	01/01/2015	A	683,289
500,000	Vallejo City, CA Unified School District Special Tax Community Facilities District No. 2	4.750	09/01/2015	09/29/2014	A	501,730
750,000	Vernon, CA Electric System[1]	5.125	08/01/2021	09/04/2018	A	848,123
125,000	West Covina, CA Redevel. Agency	4.600	09/01/2015	09/29/2014	A	125,353
250,000	Westlands, CA Water District	5.000	09/01/2022	09/01/2022		299,668
250,000	Westlands, CA Water District	5.000	09/01/2021	09/01/2021		297,928
95,000	Westside, CA Elementary School District	3.850	08/01/2015	09/29/2014	A	95,232

						88,557,220
Colorado—3.1%
3,000,000	CO E-470 Public Highway Authority[1]	5.500	09/01/2024	09/01/2015	A	3,133,020
3,260,000	CO Health Facilties Authority (Evangelical Lutheran/Good Samaritan)[1]	5.250	06/01/2022	06/01/2016	A	3,404,809
1,540,000	Larimer County, CO School District No. R-001 Poudre[1]	7.000	12/15/2016	01/11/2016	B	1,667,435

7    OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS     Unaudited / Continued

Principal Amount		Coupon		Maturity	Effective Maturity**		Value
Colorado (Continued)
$75,000	Larimer County, CO School District No. R-001 Poudre[1]	7.000%		12/15/2016	01/11/2016	B	$81,206
165,000	Montrose County, CO Memorial Hospital[1]	5.250		12/01/2017	09/29/2014	A	165,678
4,405,000	Public Authority for CO (Natural Gas Energy)[1]	5.750		11/15/2018	02/05/2017	B	4,932,499
30,000	Weld County, CO School District No. 6 (Greeley)[1]	5.000		12/01/2015	09/29/2014	A	30,123
5,000	Weld County, CO School District RE002	5.000		12/01/2021	09/29/2014	A	5,020

							13,419,790
Connecticut—0.1%
200,000	Prospect, CT GO	4.625		07/15/2015	09/29/2014	A	200,702
25,000	Winchester, CT GO1	4.500		06/01/2019	09/29/2014	A	25,062

							225,764
District of Columbia—0.3%
625,000	District of Columbia (Kipp Charter School)	5.000		07/01/2023	07/01/2023		694,387
270,000	District of Columbia Tobacco Settlement Financing Corp.[1]	6.250		05/15/2024	09/29/2014	A	270,070
120,000	Metropolitan Washington D.C. Airport Authority (Dulles Toll Road)	2.600	[4]	10/01/2015	10/01/2015		118,774

							1,083,231
Florida—2.6%
270,000	Belle Isle, FL Charter School (Cornerstone Charter Academy & Cornerstone Charter High School Obligated Group)	5.500		10/01/2022	02/12/2019	B	283,643
235,000	Bonaventure, FL Devel. District Special Assessment[1]	5.125		11/01/2022	09/29/2014	A	235,423
100,000	Brevard County, FL Industrial Devel. Revenue (TUFF Florida Tech)[1]	6.000		11/01/2019	12/06/2017	B	108,887
250,000	Brevard County, FL Local Optional Fuel Tax[1]	5.000		08/01/2017	08/01/2015	A	261,035
45,000	Celebration, FL Community Devel. District[1]	5.125		05/01/2020	09/29/2014	A	45,103
80,000	Escambia County, FL Utilities Authority[1]	6.250		01/01/2015	01/01/2015		80,948
65,000	Fishhawk, FL Community Devel. District[1]	5.250		05/01/2018	09/29/2014	A	65,808
5,000,000	FL Citizens Property Insurance Corp.	1.300	[2]	06/01/2015	06/01/2015		5,033,800
15,000	FL Correctional Private Commission (350 Bed Youthful) COP[1]	5.000		08/01/2017	02/01/2015	A	15,303
15,000	FL Dept. of General Services	4.750		09/01/2018	09/29/2014	A	15,057
10,000	FL Dept. of General Services	4.500		09/01/2019	09/29/2014	A	10,035
75,000	FL Dept. of General Services	4.600		09/01/2014	09/01/2014		75,019
100,000	FL Mid-Bay Bridge Authority[1]	5.950		10/01/2022	10/01/2014	A	99,989
10,000	FL Municipal Loan Council	5.250		12/01/2015	09/29/2014	A	10,041
15,000	FL Municipal Loan Council	5.250		11/01/2014	09/29/2014	A	15,059
50,000	FL Water Pollution Control	5.500		01/15/2015	09/29/2014	A	50,225
25,000	FL Water Pollution Control	4.875		01/15/2017	09/29/2014	A	25,098

8    OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS     Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
Florida (Continued)
$70,000	Flagler County, FL School District	5.000%	08/01/2018	09/29/2014	A	$70,260
5,000	Fort Pierce, FL Utilities Authority	5.375	10/01/2015	09/29/2014	A	5,022
50,000	Hernando County, FL School Board[1]	4.875	12/01/2018	09/29/2014	A	50,100
130,000	Indian River County, FL Revenue (Spring Training Facility)	5.250	04/01/2017	09/29/2014	A	130,551
50,000	Indian River County, FL Revenue (Spring Training Facility)	5.250	04/01/2015	09/29/2014	A	50,213
50,000	Marion County, FL GO	4.625	08/01/2017	09/29/2014	A	50,182
50,000	Marion County, FL GO	4.500	08/01/2015	09/29/2014	A	50,181
350,000	Miami, FL (Homeland Defense/Neighborhood)	4.800	01/01/2020	09/29/2014	A	351,015
145,000	Miami, FL GO1	5.375	09/01/2015	09/29/2014	A	145,557
100,000	Miami, FL GO	5.375	09/01/2014	09/01/2014		100,027
50,000	Miami-Dade County, FL Solid Waste	5.000	10/01/2014	10/01/2014		50,205
355,000	Miami-Dade County, FL Solid Waste	4.750	10/01/2018	09/29/2014	A	356,335
100,000	Miami-Dade County, FL Solid Waste[1]	5.500	10/01/2015	09/29/2014	A	100,445
55,000	Miami-Dade County, FL Solid Waste	5.000	10/01/2018	09/29/2014	A	55,221
55,000	Miami-Dade County, FL Solid Waste	5.000	10/01/2019	09/29/2014	A	55,221
15,000	Palm Beach County, FL Health Facilities Authority (Abbey Delray)[1]	6.250	11/15/2015	09/29/2014	A	15,053
25,000	Palm Beach County, FL School Board[1]	5.000	08/01/2015	09/29/2014	A	25,102
365,000	Pinellas County, FL Educational Facilities Authority (Pinellas Prep Academy)[1]	6.125	09/15/2021	06/29/2019	B	393,609
100,000	St. Petersburg, FL Health Facilities Authority (All Children’s Hospital)	5.500	11/15/2017	09/29/2014	A	100,444
25,000	Sunrise, FL Special Tax District No. 1	4.875	10/01/2018	09/29/2014	A	25,096
310,000	Sunrise, FL Special Tax District No. 1	4.800	10/01/2017	09/29/2014	A	311,172
40,000	Tallahassee, FL Health Facilities (Tallahassee Memorial Medical Center)[1]	6.000	12/01/2015	09/29/2014	A	40,196
1,000,000	Village Center, FL Community Devel. District[1]	6.350	01/01/2018	09/29/2014	A	1,005,260
1,000,000	Village Center, FL Community Devel. District	5.250	10/01/2023	10/01/2014	A	1,003,780

						10,970,720
Georgia—0.7%
35,000	Atlanta, GA GO	5.000	12/01/2021	09/29/2014	A	35,139
1,085,000	Atlanta, GA Tax Allocation (Eastside)[1]	5.400	01/01/2020	07/01/2015	A	1,123,138
5,000	Crisp County, GA Hospital Authority (Crisp Regional Hospital)[1]	5.450	07/01/2015	07/01/2015		5,177
50,000	GA Main Street Natural Gas[1]	5.125	09/15/2015	09/15/2015		52,266
35,000	GA Municipal Assoc. (Atlanta Detention Center)	5.000	12/01/2018	09/29/2014	A	35,132
575,000	GA Private Colleges & University Authority (Mercer University)	5.000	10/01/2020	10/01/2020		646,714
280,000	GA Private Colleges & University Authority (Spelman College)	5.250	06/01/2021	09/29/2014	A	281,148

9    OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS     Unaudited / Continued

Principal Amount		Coupon		Maturity	Effective Maturity**		Value
Georgia (Continued)
$785,000	Metropolitan Atlanta, GA Rapid Transit Authority[1]	6.250%		07/01/2020	03/23/2017	B	$883,894

							3,062,608
Hawaii—0.2%
445,000	HI Dept. of Budget & Finance Special Purpose (Hawaii Pacific University)	5.000		07/01/2020	07/13/2019	B	458,590
555,000	HI Dept. of Budget & Finance Special Purpose (Hawaii Pacific University)	5.750		07/01/2023	07/14/2022	B	581,174

							1,039,764
Idaho—0.0%
25,000	Mountain Home, ID Golf Course	5.000		01/01/2015	09/29/2014	A	25,084
Illinois—12.1%
105,000	Blue Island, IL GO	4.900		12/15/2014	09/29/2014	A	105,423
7,700,000	Centerpoint, IL Intermodal Center Program	3.840	[2]	06/15/2023	12/16/2014	A	7,712,397
50,000	Chicago, IL Board of Education	5.000		12/01/2016	09/29/2014	A	50,195
500,000	Chicago, IL Board of Education	5.000		12/01/2015	09/29/2014	A	501,985
1,800,000	Chicago, IL Board of Education[1]	5.000		12/01/2025	12/01/2016	A	1,928,160
100,000	Chicago, IL Board of Education	5.250		12/01/2018	09/29/2014	A	100,410
5,000,000	Chicago, IL Board of Education[1]	5.000		12/01/2021	12/01/2017	A	5,414,100
355,000	Chicago, IL Board of Education	5.000		12/01/2021	09/29/2014	A	356,370
490,000	Chicago, IL Board of Education	5.250		12/01/2020	09/29/2014	A	491,999
600,000	Chicago, IL Board of Education[1]	5.000		12/01/2023	12/01/2016	A	643,824
50,000	Chicago, IL Board of Education (School Reform)[1]	4.750		12/01/2016	09/29/2014	A	50,149
80,000	Chicago, IL Building Acquisition COP	5.400		01/01/2019	09/29/2014	A	80,306
205,000	Chicago, IL GO1	5.125		01/01/2015	01/01/2015		208,442
2,000,000	Chicago, IL GO1	5.000		12/01/2024	12/01/2016	A	2,096,740
125,000	Chicago, IL GO1	5.000		01/01/2019	01/01/2015	A	126,657
4,075,000	Chicago, IL GO1	5.000		01/01/2024	01/01/2016	A	4,217,217
55,000	Chicago, IL GO1	5.000		01/01/2023	01/01/2016	A	56,934
175,000	Chicago, IL State University (Auxiliary Facilities System)[1]	5.000		12/01/2018	09/29/2014	A	176,082
170,000	East Dundee, IL Tax Increment (Route 25 South Redevel.)[1]	5.250		12/01/2022	12/01/2022		168,582
25,000	Forest Park, IL GO	4.850		12/01/2016	09/29/2014	A	25,094
325,000	IL Civic Center	5.000		12/15/2015	09/29/2014	A	326,307
415,000	IL Civic Center[1]	6.250		12/15/2020	03/16/2018	B	461,501
50,000	IL Civic Center	5.500		12/15/2015	09/29/2014	A	50,222
20,000	IL COP	6.375		07/01/2017	09/29/2014	A	20,050
70,000	IL Educational Facilities Authority (Lake Forest College)[1]	5.000		10/01/2018	09/29/2014	A	70,184
1,000,000	IL Finance Authority (Rehabilitation Institute of Chicago)	5.000		07/01/2023	07/01/2023		1,125,720
1,000,000	IL Finance Authority (Rehabilitation Institute of Chicago)	5.000		07/01/2022	07/01/2022		1,127,600
1,540,000	IL Finance Authority (Rehabilitation Institute of Chicago)	5.000		07/01/2021	07/01/2021		1,742,864

10    OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS     Unaudited / Continued

Principal Amount		Coupon		Maturity	Effective Maturity**		Value
Illinois (Continued)
$5,500,000	IL Finance Authority (SwedishAmerican Hospital/SwedishAmerican Foundation Obligated Group)[1]	5.000%		11/15/2023	11/15/2014	A	$5,528,490
4,200,000	IL GO	5.000		10/01/2017	09/29/2014	A	4,216,086
530,000	IL GO	5.000		10/01/2019	09/29/2014	A	532,088
65,000	IL GO	5.000		10/01/2016	09/29/2014	A	65,251
260,000	IL GO1	5.000		11/01/2023	11/01/2014	A	262,018
75,000	IL GO	5.250		10/01/2015	09/29/2014	A	75,312
35,000	IL Hsg. Devel. Authority (Homeowner Mtg.)[1]	3.625		08/01/2016	08/01/2016		36,298
150,000	IL Medical District COP[1]	5.000		06/01/2022	09/29/2014	A	150,143
8,644,000	Kendall Kane & Will Counties, IL Community Unit School District # 308 SPEARS[1]	0.150	[2]	02/01/2028	09/05/2014	A	8,644,000
1,000,000	Lemont, IL GO	4.850		12/01/2016	09/29/2014	A	1,003,700
100,000	Melrose Park, IL GO1	4.950		06/15/2022	09/29/2014	A	100,133
100,000	Melrose Park, IL GO1	4.700		12/15/2019	09/29/2014	A	100,158
100,000	Melrose Park, IL GO1	4.600		12/15/2018	09/29/2014	A	100,178
225,000	Riverdale, IL GO	4.500		01/01/2017	09/29/2014	A	225,567
150,000	Riverdale, IL GO1	4.800		01/01/2023	09/29/2014	A	150,182
605,000	Saint Clair County, IL School District No. 189 East Saint Louis	3.000		01/01/2016	01/01/2016		594,776
300,000	Saint Clair County, IL School District No. 189 East Saint Louis[1]	5.100		01/01/2020	01/01/2020		284,517
310,000	Southwestern, IL Devel. Authority (Granite City)[1]	5.250		03/01/2023	11/12/2016	A	325,416

							51,829,827
Indiana—1.2%
30,000	Delaware County, IN Redevel. District[1]	6.875		02/01/2018	09/29/2014	A	30,125
1,000,000	Hammond, IN Local Public Improvement District[1]	5.000		02/01/2024	02/01/2018	A	1,053,400
290,000	IN Bond Bank[1]	3.452		10/15/2014	10/15/2014		290,139
705,000	IN Municipal Power Agency[1]	5.500		01/01/2016	02/07/2015	B	720,975
3,000,000	Indiana, IN Bond Bank Special Program PUTTERS[1]	0.400	[2]	04/15/2017	09/05/2014	A	3,000,000
15,000	Rushville, IN Sewer	5.700		01/01/2016	09/29/2014	A	15,070

							5,109,709
Iowa—0.0%
15,000	IA HFA (Multifamily Hsg.)[1]	6.000		04/01/2021	10/01/2014	A	15,042
130,000	Keokuk, IA Hospital Facility (Keokuk Area Hospital)[1]	5.250		12/01/2021	09/29/2014	A	130,465

							145,507
Kansas—0.0%
70,000	Wyandotte County/Kansas City, KS Unified Government Special Obligation (Kansas International Speedway Corp.)	5.000		12/01/2018	09/29/2014	A	70,260

11    OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS     Unaudited / Continued

Principal Amount		Coupon		Maturity	Effective Maturity**		Value
Louisiana—0.7%
$3,000,000	LA Tobacco Settlement Financing Corp. (TASC)	5.000%		05/15/2024	05/15/2015	A	$3,069,510
10,000	New Orleans, LA (Drain System)[1]	5.000		12/01/2018	09/29/2014	A	10,028
10,000	New Orleans, LA Audubon Park Commission	5.200		12/01/2014	09/29/2014	A	10,041
50,000	New Orleans, LA Drain System[1]	4.600		12/01/2021	09/29/2014	A	50,078

							3,139,657
Maryland—0.3%
105,000	Anne Arundel County, MD GO	5.000		03/01/2016	09/29/2014	A	105,425
1,180,000	MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)[1]	4.400		07/01/2021	09/29/2014	A	1,182,266
50,000	Prince Georges County, MD IDA (Upper Marlboro Justice)	4.250		06/30/2019	09/29/2014	A	50,162

							1,337,853
Massachusetts—1.3%
10,000	Clinton, MA GO	4.750		03/15/2017	09/29/2014	A	10,038
15,000	Clinton, MA GO	4.750		03/15/2016	09/29/2014	A	15,057
555,000	MA Bay Transportation Authority[1]	6.200		03/01/2016	06/26/2015	B	580,086
250,000	MA Devel. Finance Agency (Avon Association)[1]	5.000		04/01/2018	04/01/2018		274,527
2,000,000	MA GO1	0.500	[2]	09/01/2015	09/01/2015		2,004,520
1,000,000	MA GO1	0.450	[2]	02/01/2015	02/01/2015		1,000,220
1,600,000	MA Special Obligation[1]	1.858		01/01/2018	01/01/2015	A	1,671,232
100,000	MA Special Obligation (Consolidated Loan)[1]	2.744		06/01/2017	09/02/2014	A	105,008
25,000	MA Water Pollution Abatement Trust	5.250		02/01/2016	09/29/2014	A	25,107

							5,685,795
Michigan—5.3%
345,000	Detroit, MI Downtown Devel. Authority	3.181	[4]	07/01/2016	07/01/2016		314,202
385,000	Detroit, MI Downtown Devel. Authority[1]	5.000		07/01/2018	09/29/2014	A	385,123
4,350,000	Detroit, MI GO	5.250		04/01/2016	04/01/2016		4,349,435
100,000	Detroit, MI GO1	5.000		04/01/2015	04/01/2015		100,127
15,000	Detroit, MI GO1	5.250		04/01/2019	04/01/2019		14,961
30,000	Detroit, MI GO1	5.000		04/01/2016	09/29/2014	A	30,009
350,000	Detroit, MI GO1	5.000		04/01/2017	09/29/2014	A	350,049
515,000	Detroit, MI Sewer Disposal System[1]	5.500		07/01/2017	07/01/2017		579,313
340,000	Detroit, MI Sewer Disposal System[1]	5.500		07/01/2015	07/01/2015		354,725
50,000	Detroit, MI Sewer Disposal System	5.750	[4]	07/01/2018	07/01/2018		43,261
40,000	Detroit, MI Sewer Disposal System	5.000		07/01/2021	09/29/2014	A	40,096
110,000	Detroit, MI Sewer Disposal System[1]	5.000		07/01/2022	07/01/2016	A	114,960
470,000	Detroit, MI Sewer Disposal System[1]	5.000		07/01/2024	09/29/2014	A	470,893
1,710,000	Detroit, MI Sewer Disposal System[1]	5.000		07/01/2023	09/29/2014	A	1,713,249
100,000	Detroit, MI Sewer Disposal System[1]	5.250		07/01/2016	07/01/2016		107,905
3,930,000	Detroit, MI Sewer Disposal System[1]	0.950	[2]	07/01/2029	09/05/2014	A	3,930,000
25,000	Detroit, MI Sewer Disposal System[1]	5.000		07/01/2015	07/01/2015		25,946
50,000	Detroit, MI Sewer Disposal System[1]	5.000		07/01/2017	07/01/2016	A	53,516
25,000	Detroit, MI Sewer Disposal System[1]	5.500		07/01/2016	07/01/2016		27,090

12    OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS     Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
Michigan (Continued)
$50,000	Detroit, MI Sewer Disposal System[1]	5.250%	07/01/2019	07/01/2017	A	$54,498
65,000	Detroit, MI Sewer Disposal System	5.000	07/01/2017	09/29/2014	A	65,216
435,000	Detroit, MI Water Supply System[1]	5.000	07/01/2022	07/01/2016	A	454,614
100,000	Detroit, MI Water Supply System[1]	6.000	07/01/2015	07/01/2015		104,619
50,000	Detroit, MI Water Supply System[1]	4.800	07/01/2018	07/01/2018		56,362
650,000	Detroit, MI Water Supply System[1]	5.000	07/01/2019	07/01/2015	A	666,263
20,000	Detroit, MI Water Supply System[1]	5.000	07/01/2024	07/01/2016	A	20,923
600,000	Detroit, MI Water Supply System[1]	5.000	07/01/2025	07/01/2016	A	625,290
400,000	Detroit, MI Water Supply System	5.250	07/01/2018	09/29/2014	A	401,248
1,000,000	Detroit, MI Water Supply System[1]	5.000	07/01/2018	07/01/2016	A	1,063,700
165,000	Flint, MI Hospital Building Authority (Hurley Medical Center)[1]	6.000	07/01/2020	09/29/2014	A	165,147
75,000	Grand Rapids, MI Building Authority	4.000	10/01/2014	10/01/2014		75,222
20,000	Lyon Township, MI GO1	3.800	05/01/2015	11/01/2014	A	20,115
1,565,000	MI Hospital Finance Authority (McLaren Health Care Corp.)[1]	5.000	08/01/2020	08/01/2015	A	1,627,569
45,000	MI Hsg. Devel. Authority (BGC-II Nonprofit Hsg. Corp.)[1]	5.500	01/15/2018	09/29/2014	A	45,136
1,465,000	MI Hsg. Devel. Authority, Series A1	4.750	10/01/2019	04/23/2017	A	1,595,605
100,000	Saginaw, MI City School District (School Building & Site)	5.000	05/01/2021	09/29/2014	A	100,390
105,000	Taylor, MI GO1	5.000	09/01/2014	09/01/2014		105,022
340,000	Van Buren, MI Charter Township Local Devel. Finance Authority[1]	5.000	04/01/2021	04/01/2015	A	348,809
300,000	Wayne County, MI Building Authority	5.250	06/01/2016	09/29/2014	A	301,245
1,115,000	Wayne County, MI Downriver Sewer Disposal[1]	5.125	11/01/2018	11/01/2014	A	1,121,222
290,000	Wayne County, MI Downriver Sewer Disposal[1]	5.125	11/01/2015	11/01/2014	A	292,045
180,000	Wayne County, MI Downriver Sewer Disposal[1]	5.125	11/01/2014	11/01/2014		181,336

						22,496,456
Minnesota—0.5%
1,055,000	St. Paul, MN Hsg. & Redevel. Authority (Higher Ground Academy)[1]	5.000	12/01/2018	07/11/2017	B	1,151,617
305,000	St. Paul, MN Hsg. & Redevel. Authority (Upper Landing)	5.000	03/01/2016	03/01/2016		314,711
145,000	St. Paul, MN Hsg. & Redevel. Authority (Upper Landing)	5.000	03/01/2015	03/01/2015		146,766
205,000	Woodbury, MN Charter School (MSA Building Company)[1]	3.650	12/01/2020	12/01/2020		208,567
100,000	Woodbury, MN Charter School (MSA Building Company)[1]	2.900	12/01/2017	12/01/2017		100,375
180,000	Woodbury, MN Charter School (MSA Building Company)[1]	2.650	12/01/2016	12/01/2016		179,685

						2,101,721
Mississippi—2.4%
5,000	Gulfport, MS Hospital Facility (Memorial Hospital at Gulfport)	6.125	07/01/2015	09/29/2014	A	5,020

13    OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS     Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
Mississippi (Continued)
$285,000	MS Devel. Bank (Gulfport Water & Sewer System)[1]	5.250%	07/01/2019	07/01/2015	A	$302,570
800,000	MS Devel. Bank (Jackson Water & Sewer System)[1]	5.250	12/01/2022	12/01/2022		957,104
8,845,000	MS Hospital Equipment & Facilities Authority (BMHD/BMHCC/BMHosp/ BMHW/MBHS/BMHH/BMHT/BMHL/ BMHUC/BMHGT/BMHFC/ BMHMC/BMHCF/BMRRS/ BMMC/BMHC/BMH-UC/BMHNM Obligated Group)	5.000	09/01/2024	09/29/2014	A	8,878,434

						10,143,128
Missouri—0.1%
70,000	MO Environmental Improvement & Energy Resources Authority	5.500	07/01/2019	09/29/2014	A	70,312
35,000	MO Environmental Improvement & Energy Resources Authority[1]	7.200	07/01/2016	09/29/2014	A	35,547
40,000	MO Environmental Improvement & Energy Resources Authority	5.000	01/01/2020	09/29/2014	A	40,162
25,000	MO Environmental Improvement & Energy Resources Authority	5.375	01/01/2017	09/29/2014	A	25,109
330,000	MO Monarch-Chesterfield Levee District	5.750	03/01/2019	09/29/2014	A	331,402

						502,532
Nebraska—0.0%
50,000	Lincoln, NE (Antelope Valley)	5.000	09/15/2016	09/29/2014	A	50,203
Nevada—1.3%
250,000	Clark County, NV School District[1]	5.000	06/15/2016	12/15/2015	A	265,530
1,045,000	North Las Vegas, NV GO1	5.000	05/01/2021	05/01/2016	A	1,068,743
1,500,000	North Las Vegas, NV Wastewater Reclamation System[1]	5.000	10/01/2023	10/01/2016	A	1,531,980
1,000,000	North Las Vegas, NV Wastewater Reclamation System[1]	5.000	10/01/2022	10/01/2016	A	1,023,340
1,105,000	North Las Vegas, NV Wastewater Reclamation System[1]	5.000	10/01/2021	10/01/2016	A	1,136,161
650,000	Reno, NV Hospital (Renown Regional Medial Center/Renown Network Services Obligated Group)[1]	5.500	06/01/2023	06/01/2018	A	699,478
15,000	Reno, NV Redevel. Agency (Downtown Redevel.)[1]	5.000	09/01/2017	09/29/2014	A	15,031

						5,740,263
New Jersey—2.4%
2,500,000	Casino Reinvestment Devel. Authority of NJ1	5.250	01/01/2019	01/01/2015	A	2,582,425
50,000	Hudson County, NJ Improvement Authority (Weehawkeip-Baldwin Avenue)	4.125	07/01/2016	09/29/2014	A	50,134
20,000	Lindenwold, NJ GO	4.050	12/01/2016	09/29/2014	A	20,056
150,000	Lydhurst Township, NJ GO	4.700	05/01/2017	09/29/2014	A	150,557

14    OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS     Unaudited / Continued

Principal Amount		Coupon		Maturity	Effective Maturity**		Value
New Jersey (Continued)
$15,000	Lyndhurst, NJ Township[1]	4.700%		05/01/2016	09/29/2014	A	$15,056
5,000,000	Newark, NJ GO	1.750		02/20/2015	12/01/2014	A	5,007,800
2,000,000	Newark, NJ GO	1.750		06/24/2015	06/24/2015		2,012,720
15,000	NJ EDA (Municipal Loan Pool)	4.625		11/15/2020	09/29/2014	A	15,053
10,000	NJ EDA (Municipal Loan Pool)	4.300		11/15/2016	09/29/2014	A	10,033
250,000	NJ EDA (School Facilities Construction)[1]	2.009	[2]	02/01/2018	10/01/2014	A	259,505
85,000	NJ Educational Facilities Authority (University of Medicine and Dentistry of New Jersey)[1]	6.000		12/01/2017	06/28/2017	B	96,847
165,000	NJ Hsg. & Mtg. Finance Agency, Series AA1	5.250		04/01/2016	04/01/2016		172,773
15,000	NJ Sports & Expositions Authority	4.125		09/01/2018	09/29/2014	A	15,047
30,000	Passaic Valley, NJ Sewage Commissioners	5.000		12/01/2020	09/29/2014	A	30,109

							10,438,115
New York—9.6%
725,000	Albany, NY IDA (Sage Colleges)[1]	5.250		04/01/2019	10/01/2014	A	724,986
20,000	Charlotte Valley, NY Central School District[1]	4.250		06/15/2015	12/15/2014	A	20,208
400,000	Chemung County, NY IDA (Arnot Ogden Medical Center)	4.250		11/01/2017	09/29/2014	A	400,968
750,000	Dutchess County, NY IDA (Bard College)[1]	5.000		08/01/2022	08/01/2017	A	769,043
3,640,000	L.I., NY Power Authority, Series D1	2.519		09/01/2015	09/01/2015		3,677,346
13,955,000	NY MTA, Series C SPEARS[1]	0.120	[2]	11/15/2041	09/05/2014	A	13,955,000
6,455,000	NYC GO1	5.000		08/01/2022	08/01/2021	A	7,759,556
70,000	NYC GO1	3.986		08/01/2017	02/01/2015	A	73,333
9,070,000	NYC GO1	5.000		10/01/2022	10/01/2022		10,972,160
165,000	NYC IDA (New York Institute of Technology)	5.250		03/01/2018	09/29/2014	A	165,647
20,000	NYS DA (Brookdale Family Care Centers/Urban Strategies-Brookdale Family Care Center Obligated Group)	4.000		11/15/2017	09/29/2014	A	20,060
50,000	NYS DA (Brookdale Hospital Medical Center)	5.200		02/15/2016	09/29/2014	A	50,210
315,000	NYS DA (Dept. of Health)	5.000		07/01/2016	09/29/2014	A	316,229
20,000	NYS DA (Special Act School Districts)	6.000		07/01/2019	09/29/2014	A	20,091
1,430,000	NYS DA (State University Educational Facilities)[1]	5.250		05/15/2015	05/15/2015		1,479,821
100,000	NYS DA (Yeshiva University)	5.250		07/01/2016	09/29/2014	A	100,151
160,000	NYS DA (Yeshiva University)[1]	5.250		07/01/2023	09/29/2014	A	160,112
55,000	NYS GO1	1.539		08/01/2015	08/01/2015		55,956
10,000	NYS HFA (Hospital & Nursing Home)	5.150		11/01/2016	09/29/2014	A	10,041
35,000	Suffolk County, NY IDA (Dowling College)[1]	6.700		12/01/2020	03/07/2018	B	34,524
185,000	Westchester County, NY Tobacco Asset Securitization Corp.[1]	4.500		06/01/2021	06/01/2015	A	185,220

							40,950,662

15    OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS     Unaudited / Continued

Principal Amount		Coupon		Maturity	Effective Maturity**		Value
North Carolina—0.1%
$40,000	Iredell County, NC GO	4.750%		02/01/2017	09/29/2014	A	$40,752
250,000	NC Medical Care Commission (Catholic Health East)	5.250		11/15/2022	05/15/2017	A	268,620

							309,372
Ohio—2.0%
775,000	Adams County-Ohio Valley, OH Local School District[1]	7.000		12/01/2015	06/07/2015	B	810,309
150,000	Akron, OH Sewer System[1]	5.000		12/01/2017	12/01/2017		162,447
750,000	Akron, OH Sewer System[1]	5.000		12/01/2015	12/01/2015		782,332
105,000	Beavercreek, OH Local School District[1]	6.600		12/01/2015	06/16/2015	B	109,690
10,000	Hudson City, OH GO	4.600		12/01/2014	09/29/2014	A	10,038
2,000,000	Lancaster, OH Port Authority[1]	0.404	[2]	08/01/2016	10/01/2014	A	2,000,480
3,080,000	Lancaster, OH Port Authority[1]	0.304	[2]	02/01/2016	10/01/2014	A	3,080,647
305,000	Solon, OH School District[1]	5.500		12/01/2016	12/21/2015	B	314,760
200,000	Wauseon, OH Exempt Village School District[1]	4.350		12/01/2022	12/01/2014	A	200,846
710,000	Wauseon, OH Exempt Village School District[1]	4.100		12/01/2019	12/01/2014	A	713,692
250,000	Wauseon, OH Exempt Village School District[1]	4.000		12/01/2018	12/01/2014	A	251,450

							8,436,691
Oklahoma—0.2%
50,000	McAlester, OK Public Works Authority[1]	4.900		02/01/2020	02/01/2015	A	50,976
630,000	Tulsa, OK Industrial Authority (University of Tulsa)[1]	6.000		10/01/2016	10/14/2015	B	650,935

							701,911
Oregon—0.1%
20,000	Lake Oswego, OR GO	4.375		06/01/2018	09/29/2014	A	20,067
10,000	Mount Hood, OR Community College District	4.900		07/15/2016	09/29/2014	A	10,040
250,000	OR Facilities Authority (Student Housing-Ashland)	2.000		07/01/2015	07/01/2015		253,652
10,000	OR GO (Alternate Energy)	4.750		01/01/2016	09/29/2014	A	10,038

							293,797
Other Territory—0.2%
978,602	Public Hsg. Capital Fund Multi-State Revenue Trust III[1]	5.000		07/01/2022	07/01/2022		1,014,233
Pennsylvania—7.0%
250,000	Allegheny County, PA HEBA (Carlow University)[1]	4.500		11/01/2016	11/01/2016		257,740
35,000	Allegheny County, PA Residential Finance Authority	4.850		05/01/2015	09/29/2014	A	35,126
1,000,000	Cumberland County, PA Municipal Authority (Presbyterian Homes)[1]	5.000		12/01/2020	12/01/2015	A	1,022,210
250,000	Dauphin County, PA General Authority (PHH/PHS/PHMS Obligated Group)[1]	5.250		06/01/2017	06/13/2016	B	270,625
17,500,000	Emmaus, PA General Authority[1]	0.080	[2]	12/01/2028	09/05/2014	A	17,500,000

16    OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS     Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
Pennsylvania (Continued)
$1,000,000	Harrisburg, PA Water System[1]	5.000%	07/15/2020	09/29/2014	A	$1,003,050
2,205,000	Harrisburg, PA Water System[1]	5.000	07/15/2018	09/29/2014	A	2,212,100
365,000	Hazleton, PA GO1	4.100	12/01/2019	09/29/2014	A	365,741
355,000	Hazleton, PA GO1	4.050	12/01/2018	09/29/2014	A	355,770
345,000	Hazleton, PA GO1	4.000	12/01/2017	09/29/2014	A	345,835
200,000	Lancaster County, PA Hospital Authority (St. Anne’s Retirement Community)	3.750	04/01/2017	04/01/2017		203,530
460,000	Lehigh County, PA GPA (Cedar Crest College)[1]	5.000	04/01/2026	04/01/2016	A	462,875
2,375,000	Luzerne County, PA GO1	7.000	11/01/2018	01/22/2017	B	2,680,069
100,000	Luzerne County, PA GO	4.000	08/15/2015	09/29/2014	A	100,234
100,000	Mars, PA Area School District	4.550	03/01/2017	09/29/2014	A	100,357
50,000	PA GO	4.500	09/01/2019	09/29/2014	A	50,177
205,000	Philadelphia, PA Authority for Industrial Devel. (Discovery Charter School)	4.000	04/01/2017	04/11/2016	B	206,802
730,000	Philadelphia, PA Authority for Industrial Devel. (Tacony Academy Charter School)	6.250	06/15/2023	02/27/2021	B	785,079
120,000	Philadelphia, PA Gas Works	5.375	07/01/2021	09/29/2014	A	120,438
100,000	Philadelphia, PA Gas Works	5.000	09/01/2020	09/29/2014	A	100,363
200,000	Philadelphia, PA Gas Works	5.250	08/01/2015	09/29/2014	A	200,800
50,000	Philadelphia, PA Gas Works	5.250	08/01/2021	09/29/2014	A	50,192
460,000	Philadelphia, PA School District[1]	5.000	08/01/2018	08/01/2015	A	479,679
50,000	Pittsburgh & Allegheny County, PA Sports & Exhibition Authority[1]	4.050	02/15/2018	09/29/2014	A	50,099
500,000	St. Mary Hospital Authority, PA Health System (Catholic Health East)	5.000	11/15/2021	05/15/2020	A	581,040
380,000	Susquehanna, PA Area Regional Airport Authority	3.000	01/01/2017	01/08/2016	B	390,393

						29,930,324
Rhode Island—0.4%
25,000	Pawtucket, RI GO	4.700	07/01/2015	09/29/2014	A	25,073
5,000	Providence, RI Public Building Authority, Series A	5.125	12/15/2014	09/29/2014	A	5,013
10,000	RI Clean Water Finance Agency	4.500	10/01/2022	09/29/2014	A	10,035
15,000	RI Clean Water Protection Finance Agency	5.000	10/01/2015	09/29/2014	A	15,061
100,000	RI Clean Water Protection Finance Agency	5.500	10/01/2018	09/29/2014	A	100,445
5,000	RI Clean Water Protection Finance Agency	5.000	10/01/2018	09/29/2014	A	5,020
50,000	RI Economic Devel. Corp. (University of Rhode Island Steam Generation Facility)	5.000	11/01/2019	09/29/2014	A	50,202
5,000	RI Health & Educational Building Corp. (Newport Hospital)	5.100	07/01/2015	09/29/2014	A	5,018
85,000	RI Health & Educational Building Corp. (RIH/TMH Obligated Group)	5.500	05/15/2016	09/29/2014	A	85,336
1,400,000	RI Health & Educational Building Corp. (RIH/TMH Obligated Group)[1]	5.000	05/15/2026	05/15/2016	A	1,450,610

17    OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS     Unaudited / Continued

Principal Amount		Coupon		Maturity	Effective Maturity**		Value
Rhode Island (Continued)
$85,000	RI Tobacco Settlement Financing Corp. (TASC), Series A1	6.000%		06/01/2023	09/29/2014	A	$85,630

							1,837,443
South Carolina—0.4%
380,000	Greenwood, SC Metropolitan District[1]	5.000		04/01/2018	09/29/2014	A	381,467
400,000	Greenwood, SC Metropolitan District[1]	5.000		04/01/2019	09/29/2014	A	401,464
360,000	Greenwood, SC Metropolitan District	5.000		04/01/2017	09/29/2014	A	361,278
320,000	Greenwood, SC Metropolitan District	5.000		04/01/2015	09/29/2014	A	321,306
340,000	Greenwood, SC Metropolitan District	5.000		04/01/2016	09/29/2014	A	341,380
15,000	Myrtle Beach, SC Public Facilities Corp. COP (Myrtle Beach Stadium)	5.000		07/01/2018	09/29/2014	A	15,056

							1,821,951
Tennessee—0.4%
675,000	Clarksville, TN Natural Gas Acquisition Corp.[1]	5.000		12/15/2017	12/15/2017		749,979
125,000	Clarksville, TN Natural Gas Acquisition Corp.[1]	5.000		12/15/2016	12/15/2016		136,701
200,000	TN Energy Acquisition Gas Corp.[1]	5.250		09/01/2019	09/01/2019		228,356
175,000	TN Energy Acquisition Gas Corp.[1]	5.000		02/01/2017	02/01/2017		189,340
60,000	TN Energy Acquisition Gas Corp.[1]	5.000		09/01/2015	09/01/2015		62,444
200,000	TN Energy Acquisition Gas Corp.[1]	5.250		09/01/2018	09/01/2018		225,066

							1,591,886
Texas—1.7%
225,000	Brownwood, TX Independent School District[1]	5.250		02/15/2025	02/15/2015	A	229,878
50,000	Cinco, TX Municipal Utility District No. 9	3.850		09/01/2014	09/01/2014		50,009
185,000	Clifton, TX Higher Education Finance Corp. (Tejano Center Community Concerns)[1]	7.750		02/15/2018	09/18/2016	B	189,148
150,000	Donna, TX GO COP	4.750		02/01/2015	09/29/2014	A	150,358
4,000,000	El Paso, TX Downtown Devel. Corp. (Downtown Ballpark Venue)	7.000		08/15/2023	08/15/2017	A	4,593,760
100,000	Galveston County, TX Water Control & Improvement District No. [1]	4.000		03/01/2016	09/29/2014	A	100,307
10,000	Gonzales, TX Healthcare System	5.350		08/15/2015	09/29/2014	A	10,044
90,000	Harris County, TX Municipal Utility District No. 149	4.250		10/01/2014	10/01/2014		90,280
1,000,000	Harris County-Houston, TX Sports Authority	5.335	[4]	11/15/2020	09/29/2014	A	714,480
195,000	Newark, TX Cultural Education Facilities Finance Corp.[1]	7.250		08/15/2021	07/28/2016		224,172
35,000	North East TX Hospital Authority (Northeast Medical Center Hospital)	5.625		05/15/2022	09/29/2014	A	35,127
465,000	Northwest Harris County, TX Municipal Utility District No. 22	5.700		04/01/2017	09/29/2014	A	467,144
190,000	Red River, TX Health Facilities Devel. Corp. (Witchita Falls Retirement Foundation)	4.700		01/01/2022	09/29/2018	B	192,626

18    OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS     Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
Texas (Continued)
$25,000	Trinity River, TX Authority (Tarrant County Water)[1]	5.000%	02/01/2025	08/01/2015	A	$26,017
5,000	TX Lower Colorado River Authority[1]	5.375	05/15/2020	09/29/2014	A	5,020
5,000	TX Lower Colorado River Authority	5.500	05/15/2019	09/29/2014	A	5,021
5,000	TX Lower Colorado River Authority[1]	5.250	05/15/2021	09/29/2014	A	5,019
5,000	TX Lower Colorado River Authority[1]	5.250	05/15/2021	09/03/2014	A	5,003
75,000	TX Public Finance Authority (Texas Military Facilities Commission)	5.000	04/01/2016	09/29/2014	A	75,304
205,000	TX Public Finance Authority Charter School Finance Corp. (Uplift Education)[1]	5.350	12/01/2017	06/25/2016	B	222,226
20,000	Willis, TX Independent School District	4.375	02/15/2017	09/29/2014	A	20,068

						7,411,011
Vermont—0.4%
50,000	Burlington, VT COP (Parking Facility)	4.625	12/01/2014	09/29/2014	A	50,184
200,000	Burlington, VT GO	5.000	11/01/2021	11/01/2021		221,072
350,000	Burlington, VT GO	5.000	11/01/2016	11/01/2016		373,961
370,000	Burlington, VT GO	5.000	11/01/2017	11/01/2017		401,417
390,000	Burlington, VT GO	5.000	11/01/2018	11/01/2018		427,537

						1,474,171
Virginia—0.1%
400,000	Chesterfield County, VA EDA (Brandermill Woods)	5.000	01/01/2019	01/01/2019		436,044
5,000	VA Hsg. Devel. Authority, Series A	4.300	01/01/2015	09/29/2014	A	5,014
10,000	VA Resources Authority, Series C	4.125	11/01/2017	09/29/2014	A	10,032

						451,090
Washington—0.3%
850,000	Cowlitz County, WA Sewer (Seattle-Northwest Securities Corp.)[1]	5.500	11/01/2016	11/14/2015	B	888,063
25,000	Kelso County, WA Hsg. Authority (Chinook & Columbia Apartments)[1]	5.600	03/01/2028	09/29/2014	A	25,001
150,000	WA GO COP (Dept. of Personnel)	4.500	07/01/2015	09/29/2014	A	150,519

						1,063,583
West Virginia—0.0%
25,000	WV School Building Authority	4.500	07/01/2015	09/29/2014	A	25,091
Wisconsin—0.2%
25,000	Franklin, WI Public School District	4.500	04/01/2015	09/29/2014	A	25,090
100,000	Milwaukee, WI Hsg. Authority (Veterans Hsg.)[1]	5.100	07/01/2022	01/01/2015	A	101,619
20,000	Weston, WI Community Devel. Authority	4.650	10/01/2016	09/29/2014	A	20,057
500,000	WI Public Finance Authority Senior Living (Rose Villa)[1]	3.750	11/15/2019	11/15/2015	A	505,455

						652,221
U.S. Possessions—12.4%
250,000	Guam Power Authority, Series A	5.000	10/01/2022	10/01/2022		295,962

19    OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS     Unaudited / Continued

Principal Amount		Coupon		Maturity	Effective Maturity**		Value
U.S. Possessions (continued)
$1,345,000	Puerto Rico Aqueduct & Sewer Authority[1]	5.000%		07/01/2015	07/01/2015		$1,373,716
3,050,000	Puerto Rico Commonwealth GO1	2.933		07/01/2018	07/01/2018		2,959,323
8,175,000	Puerto Rico Commonwealth GO1	2.953		07/01/2019	07/01/2019		7,804,591
35,000	Puerto Rico Commonwealth GO1	5.500		07/01/2015	07/01/2015		35,045
190,000	Puerto Rico Commonwealth GO1	5.500		07/01/2016	07/01/2016		194,647
800,000	Puerto Rico Commonwealth GO1	5.000		07/01/2023	07/01/2017	A	804,888
1,815,000	Puerto Rico Commonwealth GO1	4.750		12/01/2015	12/01/2014	A	1,815,544
8,550,000	Puerto Rico Commonwealth GO1	2.973		07/01/2020	07/01/2020		7,966,548
40,000	Puerto Rico Commonwealth GO1	5.500		07/01/2018	07/01/2018		34,882
680,000	Puerto Rico Commonwealth GO1	6.000		07/01/2015	07/01/2015		681,421
380,000	Puerto Rico Commonwealth GO1	6.000		07/01/2016	07/01/2016		389,960
665,000	Puerto Rico Commonwealth GO1	5.650		07/01/2015	07/01/2015		665,858
50,000	Puerto Rico Commonwealth GO1	6.500		07/01/2015	07/01/2015		50,103
255,000	Puerto Rico Commonwealth GO	3.662	[4]	07/01/2016	07/01/2016		225,736
380,000	Puerto Rico Commonwealth GO1	4.500		07/01/2023	05/08/2021	B	375,478
500,000	Puerto Rico Commonwealth GO1	5.250		07/01/2015	07/01/2015		512,125
220,000	Puerto Rico Commonwealth GO1	5.500		07/01/2018	07/01/2018		225,821
185,000	Puerto Rico Commonwealth GO1	5.250		07/01/2015	07/01/2015		185,242
500,000	Puerto Rico Convention Center Authority[1]	5.000		07/01/2019	07/01/2016	A	500,090
275,000	Puerto Rico Electric Power Authority, Series KK	5.500		07/01/2015	07/01/2015		281,430
1,700,000	Puerto Rico Electric Power Authority, Series KK	5.500		07/01/2015	07/01/2015		1,724,021
60,000	Puerto Rico Electric Power Authority, Series KK	5.500		07/01/2016	07/01/2016		61,589
20,000	Puerto Rico Electric Power Authority, Series LL	5.500		07/01/2016	07/01/2016		20,531
1,855,000	Puerto Rico Electric Power Authority, Series LL	5.500		07/01/2017	07/01/2017		1,912,282
270,000	Puerto Rico Electric Power Authority, Series PP	5.000		07/01/2023	12/29/2014	A	269,981
235,000	Puerto Rico Electric Power Authority, Series SS	5.000		07/01/2022	07/01/2015	A	235,310
455,000	Puerto Rico Electric Power Authority, Series SS	5.000		07/01/2023	07/01/2015	A	455,046
500,000	Puerto Rico Electric Power Authority, Series SS	5.000		07/01/2019	07/01/2015	A	502,495
100,000	Puerto Rico Electric Power Authority, Series SS	5.000		07/01/2016	07/01/2015	A	100,678
100,000	Puerto Rico Electric Power Authority, Series SS	5.000		07/01/2015	07/01/2015		101,241
200,000	Puerto Rico Electric Power Authority, Series SS	5.000		07/01/2019	07/01/2015	A	201,992
1,000,000	Puerto Rico Electric Power Authority, Series UU	5.000		07/01/2016	07/01/2016		1,022,320
390,000	Puerto Rico Electric Power Authority, Series UU	1.272	[2]	07/01/2017	07/01/2017		196,950
300,000	Puerto Rico Electric Power Authority, Series UU	4.000		07/01/2015	07/01/2015		303,042

20    OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS     Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
U.S. Possessions (continued)
$120,000	Puerto Rico Electric Power Authority, Series ZZ	5.000%	07/01/2018	07/01/2018		$66,116
100,000	Puerto Rico HFA	5.000	12/01/2016	09/29/2014	A	100,302
130,000	Puerto Rico HFA	5.000	12/01/2018	09/29/2014	A	130,393
105,000	Puerto Rico HFA	5.000	12/01/2015	09/29/2014	A	105,317
40,000	Puerto Rico HFA	5.000	12/01/2014	09/29/2014	A	40,121
35,000	Puerto Rico HFA	4.600	12/01/2024	09/29/2014	A	35,007
50,000	Puerto Rico Highway & Transportation Authority[1]	5.000	07/01/2018	01/01/2015	A	50,123
2,570,000	Puerto Rico Highway & Transportation Authority[1]	5.500	07/01/2015	07/01/2015		2,594,492
40,000	Puerto Rico Highway & Transportation Authority[1]	5.500	07/01/2020	07/01/2020		41,224
220,000	Puerto Rico Highway & Transportation Authority	5.000	07/01/2016	09/29/2014	A	220,002
330,000	Puerto Rico Highway & Transportation Authority[1]	5.000	07/01/2022	01/22/2021	B	325,961
50,000	Puerto Rico Highway & Transportation Authority[1]	5.750	07/01/2019	07/01/2019		36,426
250,000	Puerto Rico Highway & Transportation Authority, Series E1	5.500	07/01/2016	07/01/2016		253,072
5,000	Puerto Rico Highway & Transportation Authority, Series G1	5.250	07/01/2019	07/01/2019		3,318
820,000	Puerto Rico Industrial Devel. Company, Series B	5.375	07/01/2016	09/29/2014	A	820,927
175,000	Puerto Rico Infrastructure (Mepsi Campus)[1]	5.600	10/01/2014	10/01/2014		174,256
1,050,000	Puerto Rico Infrastructure Financing Authority[1]	5.500	07/01/2015	07/01/2015		1,069,982
155,000	Puerto Rico Infrastructure Financing Authority[1]	5.500	07/01/2016	07/01/2016		159,624
1,750,000	Puerto Rico Infrastructure Financing Authority, Series C1	5.500	07/01/2017	07/01/2017		1,795,010
155,000	Puerto Rico ITEMECF (International American University of Puerto Rico)[1]	5.000	10/01/2016	10/01/2014	A	155,332
300,000	Puerto Rico ITEMECF (University of the Sacred Heart)	5.000	10/01/2020	10/01/2020		297,042
100,000	Puerto Rico ITEMECF (University of the Sacred Heart)	5.000	10/01/2021	10/01/2021		97,149
360,000	Puerto Rico Municipal Finance Agency, Series A	5.250	08/01/2017	09/29/2014	A	360,263
500,000	Puerto Rico Municipal Finance Agency, Series A	5.250	08/01/2016	09/29/2014	A	500,365
745,000	Puerto Rico Municipal Finance Agency, Series A1	5.250	08/01/2019	09/29/2014	A	745,030
520,000	Puerto Rico Municipal Finance Agency, Series A1	5.250	08/01/2018	09/29/2014	A	520,380
2,710,000	Puerto Rico Municipal Finance Agency, Series A	5.250	08/01/2015	09/29/2014	A	2,712,195
170,000	Puerto Rico Municipal Finance Agency, Series A1	4.750	08/01/2022	08/01/2022		169,550

21    OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS     Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
U.S. Possessions (continued)
$75,000	Puerto Rico Municipal Finance Agency, Series A	5.500%	07/01/2017	09/29/2014	A	$75,054
120,000	Puerto Rico Municipal Finance Agency, Series A1	5.250	08/01/2020	08/01/2020		119,753
60,000	Puerto Rico Municipal Finance Agency, Series A1	5.250	08/01/2021	08/01/2021		59,860
360,000	Puerto Rico Public Buildings Authority[1]	7.000	07/01/2021	07/01/2021		295,560
1,000,000	Puerto Rico Public Buildings Authority[1]	6.000	07/01/2024	07/01/2018	A	1,017,110
1,000,000	Puerto Rico Public Buildings Authority[1]	5.250	07/01/2017	07/01/2017		1,002,560
750,000	Puerto Rico Public Buildings Authority[1]	5.750	07/01/2022	07/01/2022		595,125
2,160,000	Puerto Rico Sales Tax Financing Corp., Series A1	4.000	08/01/2016	08/01/2016		2,013,898

						53,243,787
Total Investments, at Value (Cost $416,165,817)—97.8%						418,595,695
Net Other Assets (Liabilities)—2.2						9,349,785

Net Assets—100.0%						$427,945,480

Footnotes to Statement of Investments

*August 29, 2014 represents the last business day of the Fund’s reporting period. See accompanying Notes.

**Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed.

A. Optional call date; corresponds to the most conservative yield calculation.

B. Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.

1. All or a portion of the security position has been segregated for collateral to cover borrowings.

2. Represents the current interest rate for a variable or increasing rate security.

3. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after August 29, 2014. See accompanying Notes.

4. Zero coupon bond reflects effective yield on the date of purchase.

To simplify the listings of securities, abbreviations are used per the table below:

BMH-UC	Baptist Memorial Hospital-Union City
BMHC	Baptist Memorial Home Care
BMHCC	Baptist Memorial Health Care Corp.
BMHCF	Baptist Memorial Health Care Foundation
BMHD	Baptist Memorial Hospital-Desoto
BMHFC	Baptist Memorial Hospital-Forrest City
BMHGT	Baptist Memorial Hospital-Golden Triangle
BMHH	Baptist Memorial Hospital-Huntington
BMHL	Baptist Memorial Hospital-Lauderdale
BMHMC	Baptist Memorial Hospital-Mississippi County
BMHNM	Baptist Memorial Hospital-North Mississippi
BMHosp	Baptist Memorial Hospital
BMHT	Baptist Memorial Hospital-Tipton
BMHUC	Baptist Memorial Hospital-Union County
BMHW	Baptist Memorial Hospital for Women
BMMC	Baptist Minor Medical Centers

22    OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS     Unaudited / Continued

Abbreviations (Continued):
BMRRS	Baptist Memorial Regional Rehabilitation Services
CDA	Communities Devel. Authority
COP	Certificates of Participation
DA	Dormitory Authority
EDA	Economic Devel. Authority
GO	General Obligation
GPA	General Purpose Authority
HEBA	Higher Education Building Authority
HFA	Housing Finance Agency
IDA	Industrial Devel. Agency
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
L.I.	Long Island
MBHS	Mississippi Baptist Health Systems
MSA	Math & Science Academy
MTA	Metropolitan Transportation Authority
NYC	New York City
NYS	New York State
PFA	Public Financing Authority
PHH	Pinnacle Health Hospitals
PHMS	Pinnacle Health Medical Services
PHS	Pinnacle Health System
PUTTERS	Puttable Tax-Exempt Receipts
RIH	Rhode Island Hospital
SPEARS	Short Puttable Exempt Adjustable Receipts
TASC	Tobacco Settlement Asset-Backed Bonds
TMH	The Miriam Hospital
TUFF	The University Financing Foundation
Y/S	Yucaipa/Sweetwater

23    OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

NOTES TO

STATEMENT OF INVESTMENTS     August 29, 2014*    Unaudited

Oppenheimer Rochester Short Term Muncipal Fund (the “Fund”) is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund’s investment objective is to seek tax-free income. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

Quarterly Period. The last day of the Fund’s quarterly period was the last day the New York Stock Exchange was open for trading. The Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of August 29, 2014, the Fund had sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions
Sold securities	$5,315,450

Concentration Risk. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

24    OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS     Unaudited / Continued

Securities Valuation (Continued)

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange, but not listed on a registered U.S. securities exchange, is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority): (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

25    OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS     Unaudited / Continued

Securities Valuation (Continued)

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.
Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.
Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or nitially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

26    OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS     Unaudited / Continued

Securities Valuation (Continued)

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts as of August 29, 2014 based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Municipal Bonds and Notes
Alabama	$—	$13,778,775	$—	$13,778,775
Alaska	—	3,041,056	—	3,041,056
Arizona	—	13,356,296	—	13,356,296
Arkansas	—	35,137	—	35,137
California	—	88,557,220	—	88,557,220
Colorado	—	13,419,790	—	13,419,790
Connecticut	—	225,764	—	225,764
District of Columbia	—	1,083,231	—	1,083,231
Florida	—	10,970,720	—	10,970,720
Georgia	—	3,062,608	—	3,062,608
Hawaii	—	1,039,764	—	1,039,764
Idaho	—	25,084	—	25,084
Illinois	—	51,829,827	—	51,829,827
Indiana	—	5,109,709	—	5,109,709
Iowa	—	145,507	—	145,507
Kansas	—	70,260	—	70,260
Louisiana	—	3,139,657	—	3,139,657
Maryland	—	1,337,853	—	1,337,853
Massachusetts	—	5,685,795	—	5,685,795
Michigan	—	22,496,456	—	22,496,456
Minnesota	—	2,101,721	—	2,101,721
Mississippi	—	10,143,128	—	10,143,128
Missouri	—	502,532	—	502,532
Nebraska	—	50,203	—	50,203
Nevada	—	5,740,263	—	5,740,263

27    OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS     Unaudited / Continued

Securities Valuation (Continued)

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Municipal Bonds and Notes (Continued)
New Jersey	$—	$10,438,115	$—	$10,438,115
New York	—	40,950,662	—	40,950,662
North Carolina	—	309,372	—	309,372
Ohio	—	8,436,691	—	8,436,691
Oklahoma	—	701,911	—	701,911
Oregon	—	293,797	—	293,797
Other Territory	—	1,014,233	—	1,014,233
Pennsylvania	—	29,930,324	—	29,930,324
Rhode Island	—	1,837,443	—	1,837,443
South Carolina	—	1,821,951	—	1,821,951
Tennessee	—	1,591,886	—	1,591,886
Texas	—	7,411,011	—	7,411,011
Vermont	—	1,474,171	—	1,474,171
Virginia	—	451,090	—	451,090
Washington	—	1,063,583	—	1,063,583
West Virginia	—	25,091	—	25,091
Wisconsin	—	652,221	—	652,221
U.S. Possessions	—	53,243,787	—	53,243,787
Total Assets	$—	$418,595,695	$—	$418,595,695

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of August 29, 2014 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$416,181,111

Gross unrealized appreciation	$4,379,900
Gross unrealized depreciation	(1,965,316)

Net unrealized appreciation	$2,414,584

28    OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 8/29/2014, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester Short Term Municipal Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer

Date:	10/9/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer

Date:	10/9/2014

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer

Date:	10/9/2014